Other Non-Current Assets	6 Months Ended
Dec. 31, 2025
Other Non-Current Assets [Abstract]
Other non-current assets

5. Other non-current assets

Other non-current assets consisted of the following:

	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
		(Unaudited)
Prepaid service expenses(1)	4,931,108	407,133
Prepayments for purchase of an office unit(2)	-	10,980,605
Total	4,931,108	11,387,738

(1)	The balance represented the prepayment related to the strategic consulting services with further details disclosed in Note 3 (2).

(2)	The balance consisted of prepayment for the acquisition of an office unit, parking space, and related renovations services. In July and August 2025, the Group entered into several purchase and renovation agreements for a building and parking facilities with a total contractual consideration of RMB18,076,739. As of December 31, 2025, the Group has made prepayments in connection with the aforementioned agreements of RMB10,980,605. The delivery of the building is on or about June 30, 2026 and the renovation of the building is expected to be completed on March 31, 2027. The building would not be ready for intended use until the completion of renovation.